Intangible Royalty Assets, Net - Narrative (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Bad debt expense						$ 1.0	$ 34.7
Revenue Benchmark | Individual Licensees Concentration List
Finite-Lived Intangible Assets [Line Items]
Individual licensees exceeding 10% or more of revenue (as a percent)	96.00%	92.00%	95.00%	91.00%	91.00%		49.00%
Revenue Benchmark | Individual Licensees Concentration List | Licensee One
Finite-Lived Intangible Assets [Line Items]
Individual licensees exceeding 10% or more of revenue (as a percent)						73.00%
Revenue Benchmark | Individual Licensees Concentration List | Licensee Two
Finite-Lived Intangible Assets [Line Items]
Individual licensees exceeding 10% or more of revenue (as a percent)						14.00%
DPP-IV Inhibitors
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, useful life			1 year 9 months		2 years 2 months 12 days
Projected amortization expense, 2020	$ 11.6		$ 11.6
Projected amortization expense, 2020	23.0		23.0		$ 23.0
Projected amortization expense, 2021	$ 5.7		$ 5.7		23.0
Projected amortization expense, 2022					$ 5.7